GENERAL (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 18, 2013 Parkway [Member]	May 18, 2009 Parkway [Member]	May 18, 2009 Minimum [Member] Parkway [Member]	May 18, 2009 Maximum [Member] Parkway [Member]
General [Line Items]
Net loss	$ (7,184)	$ (6,293)	$ (12,897)
Cash flow from operating activities	(7,561)	(4,590)
Issuance of shares, net	2,956	2,864
Total shareholders'' equity	19,876		23,633	30,900
Proceeds from sale of business					625		750	2,500
Fixed percentage of revenue						15.00%
Loss from continuing operations	$ (7,184)	$ (6,566)